Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
COLOMBIER ACQUISITION CORP. II [Member]
Commitments and Contingencies [Line Items]
COMMITMENTS AND CONTINGENCIES

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the conflict in the Middle East. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the conflict in the Middle East and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the conflict in the Middle East and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Registration Rights

The holders of the Founder Shares, the Private Placement Warrants and any warrants that may be issued upon conversion of any Working Capital Loans (and any Class A Ordinary Shares (i) issuable upon the exercise of the Private Placement Warrants, (ii) underlying the warrants that may be issued upon conversion of Working Capital Loans and (iii) issuable upon conversion of the Founder Shares) have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement, dated as of November 20, 2023. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters of the Initial Public Offering had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 2,250,000 Units to cover over-allotments, if any. On November 24, 2023, simultaneously with the closing of the Initial Public Offering, the underwriters elected to partially exercise the over-allotment option to purchase an additional 2,000,000 Units at a price of $10.00 per Unit. The underwriters determined to forfeit the remaining 250,000 Units.

The underwriters were entitled to a cash underwriting fee of $0.15 per Unit, or $2,550,000 in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or $5,950,000 in the aggregate, will be payable to the underwriters as a deferred underwriting fee. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement, dated November 20, 2023, by and between the Company and BTIG, LLC, as representative of the several underwriters of the Initial Public Offering. Up to $0.30 per Unit of the $0.35 at the sole discretion of the Company may be reallocated for expenses in connection with its initial Business Combination and working capital needs post the initial Business Combination. Any such reduction of the deferred underwriting fee shall reduce proportionately the deferred underwriting fee to the underwriters and will also reduce proportionately the amount payable to Roth Capital Partners, LLC (“Roth”) under the Financial Advisory Services Agreement (as defined and described below).

Advisory Agreement

On November 20, 2023, pursuant to the Financial Advisory Services Agreement by and between the Company and Roth (the “Financial Advisory Services Agreement”), the Company engaged Roth to provide consulting and advisory services in connection with the Initial Public Offering. Roth represented the Company’s interests only, was independent of the underwriters and was not a party to any securities purchase agreement with the Company, the underwriters, or investors in relation to the Initial Public Offering. Roth did not participate (within the meaning of the Financial Industry Regulatory Authority (“FINRA”) Rule 5110(j)(16)) in the Initial Public Offering; acted as an independent financial advisor (within the meaning of FINRA Rule 5110(j)(9)), and it did not act as an underwriter in connection with the Initial Public Offering. Under the Financial Advisory Services Agreement, Roth’s fee was $510,000, payable upon the closing of the Initial Public Offering. A deferred fee of up to $1,190,000 will be paid to Roth at the closing of the Business Combination. This deferred fee will only be paid to Roth if the Company completes a Business Combination. Roth’s fees in both cases will be offset from the underwriting fees already recorded between the cash underwriting fee of $2,550,000 and the deferred underwriting fee of $5,950,000, resulting in no additional incremental fee already recorded by the Company.

On April 17, 2025, the Company entered into a Capital Market Advisory Agreement with BTIG (“BTIG Agreement”). Pursuant to the BTIG Agreement, BTIG may receive a fee of $1,500,000, and such fee is payable at the closing of the Business Combination only if Colombier completes an initial business combination. In addition, pursuant to the BTIG Agreement, BTIG is entitled to reimbursement of the BTIG Reimbursable Expenses up to a total aggregate amount of $25,000 (provided that the BTIG Engagement Letter is not earlier terminated in accordance with its terms by BTIG for convenience or Colombier for cause), and such reimbursement is payable only if the Business Combination is consummated.

On April 18, 2025, the Company entered into a Capital Market Advisory Agreement with Roth Capital Partners (“Roth Agreement”). Pursuant to the Roth Agreement, Roth may receive a fee of $1,000,000, and such fee is payable at the closing of the Business Combination only if Colombier completes an initial business combination. In addition, pursuant to the Roth Agreement, Roth is entitled to reimbursement of the Roth Reimbursable Expenses up to a total aggregate amount of $5,000, and such reimbursement is payable only if the Business Combination is consummated.

Business Combination Agreement

On January 6, 2025, the Company entered into GrabAGun Business Combination Agreement with GrabAGun, Pubco, Target Merger Sub and Purchaser Merger Sub. Pursuant to the GrabAGun Business Combination Agreement and subject to the terms and conditions set forth therein, (i) Purchaser Merger Sub will merge with and into the Company, with the Company continuing as the surviving entity (the “Colombier Merger”) and, as a result of which, each issued and outstanding security of the Company immediately prior to the effective time of the Colombier Merger shall no longer be outstanding and shall automatically be cancelled in exchange for which the security holders of the Company shall receive substantially equivalent securities of Pubco, (ii) Target Merger Sub will merge with and into GrabAGun, with GrabAGun continuing as the surviving entity (the “GrabAGun Merger”, and together with the Colombier Merger, the “Mergers”), and as a result of which each issued and outstanding security of GrabAGun immediately prior to the effective time of the GrabAGun Merger shall no longer be outstanding and shall automatically be cancelled in exchange for which the security holders of GrabAGun shall receive shares of common stock, par value $0.0001 per share, of Pubco (“Pubco Common Stock”). As a result of the Mergers and other transactions contemplated by the GrabAGun Business Combination Agreement, the Company and GrabAGun will become wholly-owned subsidiaries of Pubco, all upon the terms and subject to the conditions set forth in the GrabAGun Business Combination Agreement, and Pubco will become a publicly traded company.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The United States and global markets are experiencing volatility and disruption following the geopolitical instability resulting from the ongoing Russia-Ukraine conflict and the recent escalation of the conflict in the Middle East. In response to the ongoing Russia-Ukraine conflict, the North Atlantic Treaty Organization (“NATO”) deployed additional military forces to eastern Europe, and the United States, the United Kingdom, the European Union and other countries have announced various sanctions and restrictive actions against Russia, Belarus and related individuals and entities, including the removal of certain financial institutions from the Society for Worldwide Interbank Financial Telecommunication payment system. Certain countries, including the United States, have also provided and may continue to provide military aid or other assistance to Ukraine and to Israel, increasing geopolitical tensions among a number of nations. The invasion of Ukraine by Russia and the escalation of the conflict in the Middle East and the resulting measures that have been taken, and could be taken in the future, by NATO, the United States, the United Kingdom, the European Union, Israel and its neighboring states and other countries have created global security concerns that could have a lasting impact on regional and global economies. Although the length and impact of the ongoing conflicts are highly unpredictable, they could lead to market disruptions, including significant volatility in commodity prices, credit and capital markets, as well as supply chain interruptions and increased cyber-attacks against U.S. companies. Additionally, any resulting sanctions could adversely affect the global economy and financial markets and lead to instability and lack of liquidity in capital markets.

Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from the Russian invasion of Ukraine, the escalation of the conflict in the Middle East and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial Business Combination and any target business with which the Company may ultimately consummate an initial Business Combination.

Registration Rights

The holders of the Founder Shares, the Private Placement Warrants and any warrants that may be issued upon conversion of any Working Capital Loans (and any Class A Ordinary Shares (i) issuable upon the exercise of the Private Placement Warrants, (ii) underlying the warrants that may be issued upon conversion of Working Capital Loans and (iii) issuable upon conversion of the Founder Shares) have registration rights to require the Company to register a sale of any of its securities held by them pursuant to a registration rights agreement, dated as of November 20, 2023. The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggyback” registration rights with respect to registration statements filed subsequent to the completion of an initial Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters of the Initial Public Offering had a 45-day option from the date of the Initial Public Offering to purchase up to an additional 2,250,000 Units to cover over-allotments, if any. On November 24, 2023, simultaneously with the closing of the Initial Public Offering, the underwriters elected to partially exercise the over-allotment option to purchase an additional 2,000,000 Units at a price of $10.00 per Unit. The underwriters determined to forfeit the remaining 250,000 Units.

The underwriters were entitled to a cash underwriting fee of $0.15 per Unit, or $2,550,000 in the aggregate, paid upon the closing of the Initial Public Offering. In addition, $0.35 per Unit, or $5,950,000 in the aggregate, will be payable to the underwriters as a deferred underwriting fee. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes an initial Business Combination, subject to the terms of the underwriting agreement, dated November 20, 2023, by and between the Company and BTIG, LLC, as representative of the several underwriters of the Initial Public Offering. Up to $0.30 per Unit of the $0.35 at the sole discretion of the Company may be reallocated for expenses in connection with its initial Business Combination and working capital needs post the initial business combination, after the satisfaction of redemptions in connection with an initial business combination. Any such reduction of the deferred underwriting fee shall reduce proportionately the deferred underwriting fee to the underwriters and will also reduce proportionately the amount payable to Roth Capital Partners, LLC (“Roth”) under the Financial Advisory Services Agreement (as defined and described below).

Advisory Agreement

On November 20, 2023, pursuant to the Financial Advisory Services Agreement by and between the Company and Roth (the “Financial Advisory Services Agreement”), the Company engaged Roth to provide consulting and advisory services in connection with the Initial Public Offering. Roth represented the Company’s interests only, was independent of the underwriters and was not a party to any securities purchase agreement with the Company, the underwriters, or investors in relation to the Initial Public Offering. Roth did not participate (within the meaning of the Financial Industry Regulatory Authority (“FINRA”) Rule 5110(j)(16)) in the Initial Public Offering; acted as an independent financial advisor (within the meaning of FINRA Rule 5110(j)(9)), and it did not act as an underwriter in connection with the Initial Public Offering. Under the Financial Advisory Services Agreement, Roth’s fee was $510,000, payable upon the closing of the Initial Public Offering. A deferred fee of up to $1,190,000 will be paid to Roth at the closing of the Business Combination. This deferred fee will only be paid to Roth if the Company completes a Business Combination. Roth’s fees in both cases will be offset from the underwriting fees already recorded between the cash underwriting fee of $2,550,000 and the deferred underwriting fee of $5,950,000, resulting in no additional incremental fee already recorded by the Company.